DBX ETF Trust | 1
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.4%
Australia — 6.0%
BHP Group Ltd.
18,985 561,982
Rio Tinto Ltd.
1,786 153,176
South32 Ltd.
1,547 4,085
(Cost $688,650)
719,243
Brazil — 4.0%
Suzano SA, ADR
16,843 157,482
Vale SA, ADR
26,480 319,084
(Cost $527,561)
476,566
Canada — 18.0%
Agnico Eagle Mines Ltd.
3,714 253,249
ARC Resources Ltd.
7,404 140,079
Barrick Gold Corp.
16,400 279,720
Cenovus Energy, Inc.
17,950 374,104
Franco-Nevada Corp.
1,195 147,005
Imperial Oil Ltd.
936 66,124
Ivanhoe Mines Ltd.*, Class A
9,672 139,636
Nutrien Ltd.
7,687 450,398
Teck Resources Ltd., Class B
2,458 127,827
West Fraser Timber Co. Ltd.
2,065 165,167
Wheaton Precious Metals Corp.
47 2,574
(Cost $1,851,428)
2,145,883
Finland — 2.9%
Stora Enso OYJ, Class R
17,500 254,763
UPM-Kymmene OYJ
2,420 92,345
(Cost $296,393)
347,108
France — 5.1%
TotalEnergies SE
(Cost $542,156)
8,338 606,557
Ireland — 2.1%
Smurfit Kappa Group PLC
(Cost $213,249)
5,092 247,096
Israel — 0.2%
ICL Group Ltd.
(Cost $24,543)
4,808 22,371
Japan — 1.9%
Nippon Steel Corp.
(Cost $250,721)
10,200 222,765
Norway — 2.5%
Equinor ASA
2,639 76,105
Norsk Hydro ASA
32,715 220,934
(Cost $252,750)
297,039
Singapore — 2.0%
Wilmar International Ltd.
(Cost $243,044)
101,600 232,259
Number
of Shares Value $
South Africa — 1.5%
Gold Fields Ltd., ADR
(Cost $175,026)
11,137 175,408
Switzerland — 6.0%
Glencore PLC
82,000 501,915
SIG Group AG*
10,448 216,916
(Cost $608,338)
718,831
United Kingdom — 12.5%
Amcor PLC
4,744 48,246
Anglo American PLC
4,992 159,754
BP PLC
30,475 189,406
DS Smith PLC
35,065 170,097
Mondi PLC
8,086 160,707
Shell PLC
21,326 763,386
(Cost $1,323,240)
1,491,596
United States — 33.7%
Chesapeake Energy Corp.
673 61,196
Chevron Corp.
829 134,547
Commercial Metals Co.
2,130 119,962
ConocoPhillips
2,605 303,430
Corteva, Inc.
7,547 422,179
Coterra Energy, Inc.
3,593 102,472
Darling Ingredients, Inc.*
5,215 210,686
Diamondback Energy, Inc.
344 68,545
Exxon Mobil Corp.
4,323 506,915
FMC Corp.
1,938 118,121
Freeport-McMoRan, Inc.
5,624 296,554
Graphic Packaging Holding Co.
5,862 166,012
Hess Corp.
1,430 220,363
Ingredion, Inc.
350 41,153
International Paper Co.
3,665 165,255
Marathon Petroleum Corp.
1,004 177,316
Mosaic Co.
4,861 150,351
Nucor Corp.
1,212 204,646
Reliance, Inc.
8 2,406
Schlumberger NV
2,895 132,852
Silgan Holdings, Inc.
1,204 56,889
Westrock Co.
2,655 142,414
Weyerhaeuser Co. REIT
7,114 213,633
(Cost $3,842,887)
4,017,897
TOTAL COMMON STOCKS
(Cost $10,839,986)
11,720,619

2 | DBX ETF Trust
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Securities are listed in country of domicile.
At May 31, 2024 the Xtrackers RREEF Global Natural Resources ETF had the following sector diversification:
Number
of Shares Value $
CASH EQUIVALENTS — 0.7%
DWS Government Money
Market Series "Institutional
Shares"(a), 5.26%
(Cost $83,218)
83,218 83,218
Number
of Shares Value $
TOTAL INVESTMENTS — 99.1%
(Cost $10,923,204)
11,803,837
Other assets and liabilities,
net — 0.9%
101,436
NET ASSETS — 100.0%
11,905,273
 *
Value ($) at
2/27/2024
(Commencement
of Operations)
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series "Institutional Shares", 5.26% (a)
— 3,080,010 (2,996,792) — — 2,181 — 83,218 83,218
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Materials
7,099,489 60 .6
Energy
3,923,398 33 .5
Consumer Staples
484,098 4 .1
Real Estate
213,634 1 .8
Total
11,720,619 100 .0

DBX ETF Trust | 3
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
NRES-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 11,720,619 $ — $ — $ 11,720,619
Short-Term Investments (a)
83,218 — — 83,218
TOTAL
$ 11,803,837 $ — $ — $ 11,803,837
(a)
See Schedule of Investments for additional detailed categorizations.